SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Sub- total notes payable, net of discount	$ 19,454,693	$ 19,121,703	$ 18,720,105
Less long-term portion, net of discount	298,443	284,203	14,272,500
Current portion of notes payable, net of discount	19,156,250	18,837,500	4,447,605
Note Payable [Member]
Short-Term Debt [Line Items]
Sub- total notes payable, net of discount	45,000	45,000	45,000
Other [Member]
Short-Term Debt [Line Items]
Sub- total notes payable, net of discount	50,000	50,000	50,000
Note Payable One [Member]
Short-Term Debt [Line Items]
Sub- total notes payable, net of discount	375,000	375,000	375,000
Note Payable Two [Member]
Short-Term Debt [Line Items]
Sub- total notes payable, net of discount	298,443	284,203	389,423
Note Payable Three [Member]
Short-Term Debt [Line Items]
Sub- total notes payable, net of discount	1,000,000	1,000,000	1,000,000
Note Payable Four [Member]
Short-Term Debt [Line Items]
Sub- total notes payable, net of discount	2,100,833	2,058,333	1,888,333
Note Payable Five [Member]
Short-Term Debt [Line Items]
Sub- total notes payable, net of discount	10,614,167	10,401,667	9,551,667
Note Payable Six [Member]
Short-Term Debt [Line Items]
Sub- total notes payable, net of discount	3,151,250	3,087,500	2,832,500
Note Payable Seven [Member]
Short-Term Debt [Line Items]
Sub- total notes payable, net of discount	$ 1,820,000	$ 1,820,000	$ 2,588,182